UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2011

Common Stocks 97.7%

	Shares	Value ($)
Consumer Discretionary 19.7%
Auto Components 5.0%
Aisan Industry Co. Ltd.	11,100	117,255
Aisin Seiki Co. Ltd.	37,000	1,432,724
Bridgestone Corp.	97,900	2,253,128
Denso Corp.	51,100	1,897,275
EXEDY Corp.	3,700	127,201
HI-LEX Corp.	9,300	167,401
Koito Manufacturing Co. Ltd.	44,000	769,723
Musashi Seimitsu Industry Co. Ltd.	9,000	237,863
NHK Spring Co. Ltd.	14,000	143,278
Nifco, Inc.	6,500	172,077
Piolax, Inc.	4,400	105,688
Press Kogyo Co. Ltd.	33,000	167,674
Sanden Corp.	19,000	98,688
Stanley Electric Co. Ltd.	8,300	145,220
Sumitomo Rubber Industries Ltd.	60,600	733,733
Takata Corp.	12,300	376,324

		8,945,252
Automobiles 5.3%
Daihatsu Motor Co. Ltd.	24,000	409,003
Honda Motor Co. Ltd.	128,200	4,941,288
Isuzu Motors Ltd.	369,000	1,748,628
Suzuki Motor Corp.	16,100	362,819
Toyota Motor Corp.	47,200	1,987,252

		9,448,990
Household Durables 4.0%
Alpine Electronics, Inc.	13,200	183,080
Hajime Construction Co. Ltd.	4,300	113,744
LEC, Inc.	9,900	153,959
Meiwa Estate Co. Ltd.	14,500	82,770
Panasonic Corp.	62,900	768,614
Rinnai Corp.	22,600	1,634,758

	Shares	Value ($)
Sony Corp.	160,800	4,256,310

		7,193,235
Internet and Catalog Retail 0.8%
ASKUL Corp.	16,800	274,567
Rakuten, Inc.	1,231	1,275,830

		1,550,397
Leisure Equipment and Products 0.7%
Namco Bandai Holdings, Inc.	24,700	297,336
Shimano, Inc.	13,600	747,829
Tamron Co. Ltd.	8,100	194,152

		1,239,317
Media 0.2%
Fuji Media Holdings, Inc.	132	195,751
SKY Perfect JSAT Holdings, Inc.	379	156,537

		352,288
Multiline Retail 1.4%
Don Quijote Co. Ltd.	2,500	87,019
Isetan Mitsukoshi Holdings Ltd.	114,400	1,120,129
Marui Group Co. Ltd.	23,400	177,396
Matsuya Co. Ltd.*	27,600	151,576
Parco Co. Ltd.	22,100	182,362
Ryohin Keikaku Co. Ltd.	15,300	734,039

		2,452,521
Specialty Retail 2.1%
AOYAMA Trading Co. Ltd.	10,600	182,035
Arc Land Sakamoto Co. Ltd.	14,800	236,466
Asahi Co. Ltd.	4,200	78,430
Bookoff Corp.	25,000	244,645
DCM Holdings Co. Ltd.	27,900	189,847
Fast Retailing Co. Ltd.	600	97,150
Geo Corp.	101	125,980
Komeri Co. Ltd.	12,600	344,004
Nitori Holdings Co. Ltd.	12,100	1,149,805

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Point, Inc.	2,070	90,323
Shimachu Co. Ltd.	7,600	185,847
Xebio Co. Ltd.	34,100	771,871

		3,696,403
Textiles, Apparel and Luxury Goods 0.2%
ASICS Corp.	13,000	194,137
Nisshinbo Holdings, Inc.	15,000	142,741

		336,878

Total Consumer Discretionary		35,215,281
Consumer Staples 6.0%
Beverages 0.2%
Kirin Holdings Co. Ltd.	27,000	377,492

Food and Staples Retailing 2.0%
Arcs Co. Ltd.	15,900	249,574
CREATE SD HOLDINGS Co. Ltd.	7,100	156,916
GROWELL Holdings Co. Ltd.	7,800	203,503
Maxvalu Tokai Co. Ltd.	13,300	175,065
Okuwa Co. Ltd.	20,000	201,187
S Foods, Inc.	10,000	85,234
Seven & I Holdings Co. Ltd.	79,900	2,149,460
Sugi Holdings Co. Ltd.	5,500	143,584
Yaoko Co. Ltd.	5,200	163,705

		3,528,228
Food Products 1.9%
Ajinomoto Co., Inc.	151,000	1,795,635
Fuji Oil Co. Ltd.	57,400	883,658
Nippon Suisan Kaisha Ltd.	29,000	95,405
Nisshin Oillio Group Ltd.	51,000	244,975
Warabeya Nichiyo Co. Ltd.	15,000	171,810
Yamazaki Baking Co. Ltd.	11,000	147,412

		3,338,895

	Shares	Value ($)
Household Products 1.8%
Unicharm Corp.	72,300	3,159,587

Personal Products 0.1%
Dr Ci:Labo Co. Ltd.	52	265,614

Total Consumer Staples		10,669,816
Energy 1.2%
Energy Equipment and Services 0.3%
Modec, Inc.	25,400	434,604

Oil, Gas and Consumable Fuels 0.9%
INPEX Corp.	22	162,420
Itochu Enex Co. Ltd.	24,300	136,569
Japan Petroleum Exploration Co.	3,200	150,470
JX Holdings, Inc.	180,600	1,219,565

		1,669,024

Total Energy		2,103,628
Financials 12.8%
Capital Markets 0.4%
Mizuho Securities Co. Ltd.*	135,000	325,315
Monex Group, Inc.	2,041	408,238

		733,553
Commercial Banks 6.4%
Bank of Kyoto Ltd.	22,000	202,641
Bank of Yokohama Ltd.	112,000	560,075
Chiba Bank Ltd.	33,000	206,892
Keiyo Bank Ltd.	54,000	271,854
Mitsubishi UFJ Financial Group, Inc.	886,400	4,315,238
Mizuho Financial Group, Inc.	210,600	347,198
Musashino Bank Ltd.	7,200	245,026
Resona Holdings, Inc.	39,500	186,014
Shizuoka Bank Ltd.	17,000	156,311
Sumitomo Mitsui Financial Group, Inc.	149,100	4,588,694

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Sumitomo Mitsui Trust Holdings, Inc.	41,000	143,034
Suruga Bank Ltd.	19,000	165,121

		11,388,098
Consumer Finance 0.6%
Aeon Credit Service Co. Ltd.	70,600	963,878
Hitachi Capital Corp.	6,400	86,844

		1,050,722
Diversified Financial Services 2.1%
Fuyo General Lease Co. Ltd.	3,900	132,520
Japan Securities Finance Co. Ltd.	21,700	133,092
ORIX Corp.	35,140	3,418,417
Osaka Securities Exchange Co. Ltd.	29	129,659

		3,813,688
Insurance 1.4%
MS&AD Insurance Group Holdings, Inc.	15,800	370,603
NKSJ Holdings, Inc.	23,000	151,750
Sony Financial Holdings, Inc.	8,600	155,503
T&D Holdings, Inc.	13,800	327,830
Tokio Marine Holdings, Inc.	53,100	1,491,802

		2,497,488
Real Estate Management and Development 1.9%
Daibiru Corp.	17,900	136,816
Sumitomo Realty & Development Co. Ltd.	110,000	2,459,280
Tokyo Tatemono Co. Ltd.	39,000	142,198
Tokyu Land Corp.	156,000	662,027

		3,400,321

Total Financials		22,883,870

	Shares	Value ($)
Health Care 4.1%
Health Care Equipment and Supplies 1.8%
Asahi Intecc Co. Ltd.	23,400	530,686
Nihon Kohden Corp.	10,600	262,676
Nikkiso Co. Ltd.	17,000	152,783
Nipro Corp.	4,400	79,863
Terumo Corp.	40,700	2,199,359

		3,225,367
Health Care Providers and Services 0.2%
As One Corp.	4,000	83,419
Ship Healthcare Holdings, Inc.	14,000	259,356

		342,775
Health Care Technology 0.1%
M3, Inc.	17	123,685

Pharmaceuticals 2.0%
Astellas Pharma, Inc.	46,700	1,805,759
Chugai Pharmaceutical Co. Ltd.	47,200	774,386
Daiichi Sankyo Co. Ltd.	7,200	140,831
Kaken Pharmaceutical Co. Ltd.	6,000	84,275
Kyowa Hakko Kirin Co. Ltd.	57,000	543,704
Taisho Pharmaceutical Co. Ltd.	10,000	225,450
Torii Pharmaceutical Co. Ltd.	6,700	126,556

		3,700,961

Total Health Care		7,392,788
Industrials 23.9%
Air Freight and Logistics 0.9%
Kintetsu World Express, Inc.	7,600	250,171
Yamato Holdings Co. Ltd.	70,300	1,104,192
Yusen Logistics Co. Ltd.	10,400	173,567

		1,527,930
Building Products 1.8%
Asahi Glass Co. Ltd.	13,000	151,795

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Bunka Shutter Co. Ltd.	59,000	163,725
Daikin Industries Ltd.	41,600	1,474,304
JS Group Corp.	14,700	378,801
Nippon Sheet Glass Co. Ltd.	61,000	189,384
Sanwa Holdings Corp.	112,000	391,376
Takasago Thermal Engineering Co. Ltd.	16,300	127,374
TOTO Ltd.	45,000	349,929

		3,226,688
Commercial Services and Supplies 0.7%
Daiseki Co. Ltd.	10,400	210,496
Moshi Moshi Hotline, Inc.	9,050	146,915
Park24 Co. Ltd.	13,400	139,401
Secom Co. Ltd.	7,800	374,590
Sohgo Security Services Co. Ltd.	32,700	367,502

		1,238,904
Construction and Engineering 0.2%
Kinden Corp.	17,000	145,361
MIRAIT Holdings Corp.	23,900	189,165
Taihei Dengyo Kaisha Ltd.	15,000	113,180

		447,706
Electrical Equipment 4.7%
Mabuchi Motor Co. Ltd.	9,000	454,748
Mitsubishi Electric Corp.	354,000	4,111,236
Nidec Corp.	16,500	1,540,205
SEC Carbon Ltd.	15,000	70,061
Sumitomo Electric Industries Ltd.	155,100	2,263,395

		8,439,645
Machinery 7.5%
Daifuku Co. Ltd.	24,500	158,395
Ebara Corp.	30,000	176,539
FANUC Ltd.	13,700	2,284,498

	Shares	Value ($)
Fuji Machine Manufacturing Co. Ltd.	9,100	195,360
Glory Ltd.	16,400	369,151
Hino Motors Ltd.	95,000	554,492
Hitachi Zosen Corp.	238,500	371,335
Kawasaki Heavy Industries Ltd.	101,000	402,860
Komatsu Ltd.	84,400	2,625,957
Komori Corp.	15,500	138,298
Kubota Corp.	87,000	774,637
Makita Corp.	32,100	1,491,366
Max Co. Ltd.	10,000	123,765
Minebea Co. Ltd.	29,000	154,562
Mitsubishi Heavy Industries Ltd.	296,000	1,394,720
Nabtesco Corp.	13,900	337,014
NGK Insulators Ltd.	11,000	205,085
Nitta Corp.	4,900	95,951
NSK Ltd.	23,000	229,378
Oiles Corp.	14,400	285,820
SMC Corp.	4,400	792,736
Tsubakimoto Chain Co.	40,000	247,260

		13,409,179
Marine 0.4%
Nippon Yusen K.K.	190,000	707,406

Road and Rail 1.6%
East Japan Railway Co.	26,800	1,540,038
Fukuyama Transporting Co. Ltd.	34,000	181,293
Hamakyorex Co. Ltd.	14,500	474,262
Hitachi Transport System Ltd.	13,100	224,008
Nippon Express Co. Ltd.	48,000	194,632
Seino Holdings Co. Ltd.	23,000	165,559

		2,779,792
Trading Companies and Distributors 5.7%
Hanwa Co. Ltd.	40,000	177,335
ITOCHU Corp.	70,800	736,474

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Marubeni Corp.	52,000	345,602
Mitsubishi Corp.	139,500	3,495,164
Mitsui & Co. Ltd.	240,300	4,155,531
MonotaRO Co. Ltd.	5,000	90,379
Nishio Rent All Co. Ltd.	17,100	119,140
Sumitomo Corp.	41,200	561,559
Toshin Group Co. Ltd.	8,800	233,146
Trusco Nakayama Corp.	11,200	219,614

		10,133,944
Transportation Infrastructure 0.4%
Mitsubishi Logistics Corp.	33,000	370,578
Mitsui-Soko Co. Ltd.	40,000	157,074
Nissin Corp.	42,000	105,886
Sumitomo Warehouse Co. Ltd.	33,000	149,973

		783,511

Total Industrials		42,694,705
Information Technology 13.6%
Communications Equipment 0.2%
Hitachi Kokusai Electric, Inc.	39,000	324,782

Computers and Peripherals 1.3%
Fujitsu Ltd.	137,000	783,008
Melco Holdings, Inc.	5,400	138,469
NEC Corp.*	248,000	567,826
Toshiba Corp.	142,000	751,528

		2,240,831
Electronic Equipment and Instruments 3.4%
Canon Electronics, Inc.	7,800	212,501
Daishinku Corp.	39,000	202,225
FUJIFILM Holdings Corp.	35,800	1,115,875
Hakuto Co. Ltd.	12,700	126,406
Hamamatsu Photonics K.K.	26,300	1,137,300
Hitachi High -Technologies Corp.	25,400	557,876

	Shares	Value ($)
Murata Manufacturing Co. Ltd.	5,300	354,046
Nichicon Corp.	14,800	245,321
Nihon Dempa Kogyo Co. Ltd.	11,600	163,320
Siix Corp.	32,500	498,323
TDK Corp.	12,900	710,404
Yamatake Corp.	6,700	149,528
Yaskawa Electric Corp.	51,000	572,066

		6,045,191
Electronic Equipment, Instruments & Components 3.9%
Alps Electric Co. Ltd.	12,300	125,288
Hitachi Ltd.	761,000	4,498,480
Keyence Corp.	4,900	1,389,691
Kyocera Corp.	5,400	549,333
Mitsumi Electric Co. Ltd.	8,400	83,013
Oki Electric Industry Co. Ltd.*	248,000	229,501
Taiyo Yuden Co. Ltd.	13,000	169,124

		7,044,430
Internet Software and Services 0.6%
F@N Communications, Inc.	114	181,511
Kakaku.com, Inc.	18	126,690
mixi, Inc.	35	157,595
Yahoo! Japan Corp.	1,514	521,205

		987,001
IT Services 0.7%
CAC Corp.	20,800	163,979
IT Holdings Corp.	32,100	285,827
Itochu Techno-Solutions Corp.	7,300	259,755
Nihon Unisys Ltd.	49,000	293,572
NTT Data Corp.	48	159,514

		1,162,647
Office Electronics 1.2%
Canon, Inc.	41,600	1,983,772

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Toshiba TEC Corp.	39,000	170,513

		2,154,285
Semiconductors and Semiconductor Equipment 0.6%
Mimasu Semiconductor Industry Co. Ltd.	11,200	132,434
Rohm Co. Ltd.	2,300	131,782
Tokyo Electron Ltd.	15,500	845,580

		1,109,796
Software 1.7%
DTS Corp.	16,800	163,652
Nintendo Co. Ltd.	10,700	2,015,033
OBIC Business Consultants Co. Ltd.	6,400	376,921
Square Enix Holdings Co. Ltd.	31,200	562,687

		3,118,293

Total Information Technology		24,187,256
Materials 11.7%
Chemicals 7.8%
ADEKA Corp.	35,500	360,560
Arakawa Chemical Industries Ltd.	15,800	149,938
Asahi Kasei Corp.	22,000	148,553
C Uyemura & Co. Ltd.	5,500	246,924
Daicel Chemical Industries Ltd.	171,000	1,132,529
Fuso Chemical Co. Ltd.	2,300	74,614
Hitachi Chemical Co. Ltd.	17,900	356,206
JSR Corp.	17,900	347,295
Kuraray Co. Ltd.	64,100	940,843
LINTEC Corp.	5,700	161,067
Mitsubishi Chemical Holdings Corp.	53,000	375,970

	Shares	Value ($)
Mitsubishi Gas Chemical Co., Inc.	369,000	2,707,490
Nippon Shokubai Co. Ltd.	46,000	562,118
Sakai Chemical Industry Co. Ltd.	35,000	159,490
Sanyo Chemical Industries Ltd.	17,000	135,139
Shikoku Chemicals Corp.	28,000	160,809
Shin-Etsu Chemical Co. Ltd.	23,900	1,281,978
Showa Denko K.K.	353,000	732,825
Sumitomo Chemical Co. Ltd.	141,000	704,232
Taiyo Holdings Co. Ltd.	4,200	125,036
Taiyo Nippon Sanso Corp.	194,000	1,547,836
Tokai Carbon Co. Ltd.	28,000	156,757
Toray Industries, Inc.	31,000	229,423
Toyo Ink SC Holdings Co. Ltd.	37,000	178,644
Ube Industries Ltd.	322,000	969,851

		13,946,127
Construction Materials 0.1%
Sumitomo Osaka Cement Co. Ltd.	30,000	84,375

Containers and Packaging 0.1%
FP Corp.	3,500	216,907

Metals and Mining 3.2%
Chubu Steel Plate Co. Ltd.	33,300	196,129
Daido Steel Co. Ltd.	25,000	167,352
Dowa Holdings Co. Ltd.	66,000	409,023
Hitachi Metals Ltd.	15,000	212,066
JFE Holdings, Inc.	4,100	112,818
Kobe Steel Ltd.	168,000	382,230
Nippon Steel Corp.	42,000	136,300
Osaka Steel Co. Ltd.	25,400	505,358
Sumitomo Metal Industries Ltd.	173,000	389,106
Sumitomo Metal Mining Co. Ltd.	166,000	2,725,050
Sumitomo Pipe & Tube Co. Ltd.	25,300	170,412

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Toho Zinc Co. Ltd.	32,000	156,840
Yamato Kogyo Co. Ltd.	6,100	189,702

		5,752,386
Paper and Forest Products 0.5%
Daiken Corp.	24,000	75,161
OJI Paper Co. Ltd.	154,000	738,111

		813,272

Total Materials		20,813,067
Telecommunication Services 4.7%
Diversified Telecommunication Services 2.0%
Nippon Telegraph and Telephone Corp.	73,900	3,593,421

Wireless Telecommunication Services 2.7%
KDDI Corp.	78	561,218
NTT DoCoMo, Inc.	1,747	3,116,548
Softbank Corp.	28,300	1,071,856

		4,749,622

Total Telecommunication Services		8,343,043
Total Common Stocks (Cost $142,804,347)		174,303,454

Total Investments 97.7% (Cost $142,804,347)		174,303,454

Percentages are based on net assets of $178,392,118.

*	Non income-producing security.

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$174,303,454	$—	$174,303,454

Total Investments	$—	$174,303,454	$—	$174,303,454

The security in the table below was a Level 3 security because it was fair valued under procedures adopted by the Board of Directors at September 30, 2010. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. During the period, this security was sold.

The following information is a reconciliation of level 3 assest for which significant unobservable inputs were used to determine fair value:

	Balance as of September 30, 2010	Accrued Premiums/ (Discounts)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers In	Transfers Out	Balance as of June 30, 2011
Common Stocks	$71,336	$—	$—	$16,802	$—	$(88,138)	$—	$—	$—

Total Investments	$71,336	$—	$—	$16,802	$—	$(88,138)	$—	$—	$—

The change in unrealized appreciation/(depreciation) relating to the Level 3 security held at June 30, 2011 was $0.

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of June 30, 2011

Common Stocks 92.0%

	Shares	Value ($)
Australia 21.9%
Commercial Services and Supplies 1.8%
Mineral Resources Ltd.	24,117	297,813

Metals and Mining 20.1%
BHP Billiton Ltd.	22,647	1,070,372
MacArthur Coal Ltd.	35,140	415,400
Newcrest Mining Ltd.	9,950	403,876
PanAust Ltd.*	103,497	420,809
Rio Tinto Ltd.	10,859	970,863

		3,281,320

Total Australia		3,579,133
China 11.1%
Automobiles 3.7%
Dongfeng Motor Group Co. Ltd. - H Shares	314,000	600,165

Food Products 0.5%
China Yurun Food Group Ltd.	30,000	85,022

Health Care Equipment and Supplies 0.5%
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	56,000	81,392

Insurance 1.2%
China Life Insurance Co. Ltd. - H Shares	58,000	199,891

Internet Software and Services 1.7%
Tencent Holdings Ltd.	9,900	271,772

Personal Products 2.0%
Hengan International Group Co. Ltd.	36,000	324,832

Real Estate Management and Development 1.5%
Shimao Property Holdings Ltd.	202,500	252,412

Total China		1,815,486

	Shares	Value ($)
Hong Kong 9.7%
Commercial Banks 2.3%
BOC Hong Kong Holdings Ltd.	130,500	378,929

Hotels, Restaurants & Leisure 2.1%
SJM Holdings Ltd.	144,000	344,151

Real Estate Investment Trusts (REITs) 2.9%
The Link	135,838	464,645

Real Estate Management and Development 1.6%
Sun Hung Kai Properties Ltd.	18,036	262,521

Semiconductors and Semiconductor Equipment 0.8%
GCL Poly Energy Holdings Ltd.	250,000	130,029

Total Hong Kong		1,580,275
India 5.8%
Construction and Engineering 2.0%
Larsen & Toubro Ltd., GDR	8,153	332,805

IT Services 2.2%
Infosys Technologies Ltd., ADR	5,400	352,242

Machinery 1.6%
Tata Motors Ltd., ADR	11,900	267,869

Total India		952,916
Indonesia 7.2%
Automobiles 0.9%
Astra International Tbk PT	20,000	148,395

Commercial Banks 1.4%
Bank Mandiri Tbk PT	264,000	222,544

Construction Materials 1.3%
Indocement Tunggal Prakarsa Tbk PT	104,000	207,276

Food Products 0.8%
BW Plantation Tbk PT	903,500	125,450

Oil, Gas and Consumable Fuels 1.9%
Adaro Energy Tbk PT	1,102,000	315,642

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Indonesia (continued)
Trading Companies and Distributors 0.9%
AKR Corporindo Tbk PT	609,500	151,407

Total Indonesia		1,170,714
Korea, Republic of 18.2%
Auto Components 4.4%
Hyundai Mobis	1,902	713,760

Chemicals 1.6%
LG Chem Ltd.	558	256,460

Construction and Engineering 4.0%
Samsung Engineering Co. Ltd.	2,703	648,516

Machinery 1.8%
Hyundai Heavy Industries Co. Ltd.	725	302,820

Metals and Mining 1.9%
POSCO	736	319,688

Semiconductors and Semiconductor Equipment 4.5%
Samsung Electronics Co. Ltd.	942	732,159

Total Korea, Republic of		2,973,403
Malaysia 1.4%
Airlines 1.4%
AirAsia BHD	197,100	229,958

Total Malaysia		229,958
Philippines 5.9%
Airlines 0.8%
Cebu Air, Inc.	63,330	133,283

Commercial Banks 2.2%
Metropolitan Bank & Trust	222,654	360,412

Industrial Conglomerates 2.2%
DMCI Holdings, Inc.	363,400	357,910

Real Estate Management and Development 0.7%
Ayala Land, Inc.	324,600	116,922

Total Philippines		968,527

	Shares	Value ($)
Taiwan 8.1%
Communications Equipment 1.1%
HTC Corp.	5,000	170,802

Electronic Equipment and Instruments 0.4%
Tripod Technology Corp.	16,000	66,547

Electronic Equipment, Instruments & Components 2.1%
HON HAI Precision Industry Co. Ltd.	97,480	336,249

Leisure Equipment and Products 1.3%
Giant Manufacturing Co. Ltd.	52,718	212,611

Semiconductors and Semiconductor Equipment 3.2%
Kinsus Interconnect Technology Corp.	41,000	167,963
Radiant Opto-Electronics Corp.	110,282	359,625

		527,588

Total Taiwan		1,313,797

Thailand 2.7%
Building Products 1.1%
Dynasty Ceramic PCL	120,000	182,587

Food and Staples Retailing 0.9%
CP ALL PCL	103,600	149,204

Multiline Retail 0.7%
Robinson Department Store PCL	111,200	114,910

Total Thailand		446,701

Total Common Stocks (Cost $12,424,723)		15,030,910

Participatory Notes 4.9%
India 4.9%
Automobiles 1.3%
Bajaj Auto Ltd., European Style call warrants, expiring 6/29/2012, 144A (a)	6,969	219,363

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of June 30, 2011

Participatory Notes (continued)

	Shares	Value ($)
India (continued)
Commercial Banks 1.1%
HDFC Bank Ltd., American Style call warrants, expiring 05/26/15, 144A (b)	3,353	188,695

Construction and Engineering 0.3%
Sadbhav Engineering Ltd., European Style call warrants, expiring 6/29/2012, 144A (a)	14,570	43,528

Tobacco 2.2%
ITC Ltd., American Style call warrants, expiring 08/25/2014, 144A (c)	78,377	354,186

Total India		805,772

Total Participatory Notes (Cost $667,906)		805,772

Short-Term Investment 2.6%
United States 2.6%
State Street Institutional Liquid Reserve, 0.15% (d) (Cost $428,599)	428,599	428,599

Total Short-Term Investment		428,599

Total Investments 99.5% (Cost $13,521,228)		16,265,281

Percentages are based on net assets of $16,345,256.

*	Non income-producing security.
(a)	European Style call warrants issued by Royal Bank of Scotland NV.
(b)	American Style call warrants issued by Merrill Lynch International & Co.
(c)	American Style call warrants issued by JPMorgan International.
(d)	Yield as of June 30, 2011.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $805,772 or 4.9% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of June 30, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,399,617	$13,631,293	$—	$15,030,910
Participatory Notes	—	805,772	—	805,772
Short-Term Investment	—	428,599	—	428,599

Total Investments	$1,399,617	$14,865,664	$—	$16,265,281

Schedule of Investments (Unaudited) - India Fund

as of June 30, 2011

Common Stocks 94.2%

	Shares	Value ($)
Consumer Discretionary 3.3%
Automobiles 2.3%
Bajaj Auto Ltd.	8,700	274,430

Media 1.0%
Zee Entertainment Enterprises Ltd.	40,000	120,951

Total Consumer Discretionary		395,381
Consumer Staples 7.0%
Food Products 1.8%
McLeod Russel India Ltd.	36,000	216,984

Tobacco 5.2%
ITC Ltd.	135,000	613,598

Total Consumer Staples		830,582
Energy 11.6%
Oil, Gas and Consumable Fuels 11.6%
Coal India Ltd.	60,000	528,659
Reliance Industries Ltd.	42,200	847,515

Total Energy		1,376,174
Financials 20.0%
Commercial Banks 14.9%
HDFC Bank Ltd.	17,000	952,671
ICICI Bank Ltd.	28,500	696,073
Yes Bank Ltd.	18,000	125,715

		1,774,459
Diversified Financial Services 2.4%
Infrastructure Development Finance Co. Ltd.*	98,000	287,095

Real Estate Management and Development 0.6%
Nitesh Estates Ltd.*	123,334	63,533

Thrifts and Mortgage Finance 2.1%

	Shares	Value ($)
Housing Development Finance Corp. Ltd.	16,000	252,355

Total Financials		2,377,442
Health Care 3.0%
Pharmaceuticals 3.0%
Dr. Reddy’s Laboratories Ltd.	10,400	356,776

Total Health Care		356,776
Industrials 17.0%
Building Products 2.8%
Sintex Industries Ltd.	82,000	332,420

Construction and Engineering 7.5%
Larsen & Toubro Ltd.	14,000	575,613
Sadbhav Engineering Ltd.	105,000	314,579

		890,192
Electrical Equipment 1.9%
Bharat Heavy Electricals Ltd.	5,000	229,447

Machinery 4.8%
Tata Motors Ltd.	25,350	565,712

Total Industrials		2,017,771
Information Technology 20.7%
IT Services 20.7%
HCL Technologies Ltd.	20,000	222,183
Infosys Technologies Ltd.	17,000	1,105,445
Tata Consultancy Services Ltd.	42,600	1,128,671

Total Information Technology		2,456,299
Materials 7.5%
Chemicals 1.9%
Godrej Industries Ltd.	50,000	232,038

Metals and Mining 5.6%
Sterlite Industries India Ltd.*	104,000	390,094

Schedule of Investments (Unaudited) - India Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Tata Steel Ltd.	20,000	274,402

		664,496

Total Materials		896,534
Telecommunication Services 3.1%
Wireless Telecommunication Services 3.1%
Bharti Airtel Ltd.	42,000	369,854

Total Telecommunication Services		369,854
Utilities 1.0%
Electric Utilities 1.0%
Power Grid Corp. of India Ltd.	50,000	122,998

Total Utilities		122,998

Total Common Stocks (Cost $9,329,148)		11,199,811

Short-Term Investment 5.2%
State Street Institutional Liquid Reserve, 0.15% (a) (Cost $617,326)	617,326	617,326

Total Short-Term Investment		617,326

Total Investments 99.4% (Cost $9,946,474)		11,817,137

Percentages are based on net assets of $11,888,155.

*	Non income-producing security.
(a)	Yield as of June 30, 2011.

Schedule of Investments (Unaudited) - India Fund

as of June, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$11,199,811	$—	$11,199,811
Short-Term Investment	—	617,326	—	617,326

Total Investments	$—	$11,817,137	$—	$11,817,137

Schedule of Investments (Unaudited) - Greater China Fund

as of June 30, 2011

Common Stocks 95.1%

	Shares	Value ($)
China 44.7%
Automobiles 1.8%
Dongfeng Motor Group Co. Ltd. - H Shares	88,000	168,199

Chemicals 1.4%
China BlueChemical Ltd. - H Shares	26,000	21,568
Sinopec Shanghai Petrochemical Co. Ltd. - H Shares*	118,000	52,369
Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	160,000	56,829

		130,766
Commercial Banks 11.0%
Agricultural Bank of China Ltd. - H Shares	402,000	213,008
Bank of China Ltd. - H Shares	250,800	123,033
China Construction Bank Corp. - H Shares	488,790	407,462
Industrial & Commercial Bank of China Ltd. - H Shares	358,000	274,118

		1,017,621
Construction and Engineering 1.2%
China Communications Construction Co. Ltd. - H Shares	85,000	73,710
China State Construction International Holdings Ltd.	38,400	39,176

		112,886
Construction Materials 1.1%
China National Building Material Co. Ltd. - H Shares	50,000	98,829

Diversified Financial Services 0.5%
China Everbright Ltd.	26,000	49,731

	Shares	Value ($)
Diversified Telecommunication Services 0.5%
China Communication Services Corp. Ltd. - H Shares	72,000	42,628

Electronic Equipment, Instruments & Components 0.7%
Kingboard Chemical Holdings Ltd.	13,500	62,937

Food Products 2.0%
China Yurun Food Group Ltd.	66,000	187,048

Independent Power Producers and Energy Traders 1.1%
China Resources Power Holdings Co. Ltd.	50,000	97,849

Industrial Conglomerates 0.9%
Citic Pacific Ltd.	14,000	35,345
Shanghai Industrial Holdings Ltd.	12,000	44,641

		79,986
Insurance 1.2%
China Life Insurance Co. Ltd. - H Shares	19,000	65,481
PICC Property & Casualty Co. Ltd.- H Shares*	26,000	44,473

		109,954
Internet Software and Services 1.3%
Tencent Holdings Ltd.	4,500	123,533

Machinery 1.3%
China National Materials Co. Ltd. - H Shares	102,000	83,964
Haitian International Holdings Ltd.	25,000	32,497

		116,461
Marine 0.2%
China Shipping Development Co. Ltd. - H Shares	18,000	16,575

Schedule of Investments (Unaudited) - Greater China Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
China (continued)
Metals and Mining 1.6%
Jiangxi Copper Co. Ltd. - H Shares	45,000	151,223

Oil, Gas and Consumable Fuels 9.6%
China Coal Energy Co. Ltd. - H Shares	62,000	84,049
China Petroleum & Chemical Corp. - H Shares	138,000	139,960
China Shenhua Energy Co. Ltd. - H Shares	24,500	117,956
CNOOC Ltd.	152,000	357,878
PetroChina Co. Ltd. - H Shares	100,000	145,776
Yanzhou Coal Mining Co. Ltd. - H Shares	12,000	46,113

		891,732
Real Estate Management and Development 2.3%
China Vanke Co. Ltd. - B Shares	36,300	48,917
KWG Property Holding Ltd.	32,500	21,669
Shimao Property Holdings Ltd.	65,000	81,021
Soho China Ltd.	71,500	64,223

		215,830
Textiles, Apparel and Luxury Goods 1.2%
Anta Sports Products Ltd.	25,000	44,656
Bosideng International Holdings Ltd.	114,000	35,549
Xtep International Holdings Ltd.	44,000	30,200

		110,405
Transportation Infrastructure 1.0%
Cosco Pacific Ltd.	28,000	49,333
Jiangsu Expressway Co. Ltd. - H Shares	46,000	42,273

		91,606

	Shares	Value ($)
Wireless Telecommunication Services 2.8%
China Mobile Ltd.	27,500	256,243

Total China		4,132,042
Hong Kong 19.3%
Airlines 0.8%
Cathay Pacific Airways Ltd.	31,000	72,102

Commercial Banks 2.5%
Bank of East Asia Ltd.	9,876	40,706
BOC Hong Kong Holdings Ltd.	57,500	166,961
Hang Seng Bank Ltd.	1,700	27,189

		234,856
Distributors 0.3%
Dah Chong Hong Holdings Ltd.	23,000	27,374

Diversified Financial Services 0.3%
First Pacific Co. Ltd.	28,000	25,132

Electric Utilities 2.1%
CLP Holdings Ltd.	22,000	195,300

Electrical Equipment 0.3%
Johnson Electric Holdings Ltd.	37,000	24,767

Hotels, Restaurants & Leisure 1.4%
SJM Holdings Ltd.	55,000	131,446

Household Durables 0.3%
Techtronic Industries Co. Ltd.	20,500	24,542

Industrial Conglomerates 2.2%
Hutchison Whampoa Ltd.	12,000	130,104
Shun Tak Holdings Ltd.	118,000	71,860

		201,964
Marine 0.4%
Orient Overseas International Ltd.	6,000	38,980

Pharmaceuticals 0.4%
United Laboratories International Holdings Ltd.	26,000	38,596

Real Estate Investment Trusts (REITs) 1.3%
The Link	36,000	123,141

Schedule of Investments (Unaudited) - Greater China Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Hong Kong (continued)
Real Estate Management and Development 7.0%
Cheung Kong Holdings Ltd.	18,000	264,712
Hongkong Land Holdings Ltd.	9,000	64,152
Kerry Properties Ltd.	13,000	62,995
Sun Hung Kai Properties Ltd.	5,079	73,927
Swire Pacific Ltd. - A Shares	12,000	177,256

		643,042
Total Hong Kong		1,781,242
Taiwan 31.1%
Capital Markets 2.4%
Yuanta Financial Holding Co. Ltd.	313,000	217,547

Chemicals 5.9%
Formosa Plastics Corp.	107,990	391,386
Taiwan Fertilizer Co. Ltd.	51,000	157,360

		548,746
Communications Equipment 3.4%
HTC Corp.	9,315	318,204

Computers and Peripherals 1.0%
Quanta Computer, Inc.	39,000	92,565

Electronic Equipment and Instruments 0.6%
Tripod Technology Corp.	13,000	54,069

Electronic Equipment, Instruments & Components 4.4%
HON HAI Precision Industry Co. Ltd.	93,000	320,795
WPG Holdings Co. Ltd.	50,217	85,448

		406,243
Hotels, Restaurants & Leisure 1.2%
Formosa International Hotels Corp.	6,050	114,836

Insurance 1.1%
Cathay Financial Holding Co. Ltd.	66,000	102,487

	Shares	Value ($)
Leisure Equipment and Products 2.1%
Giant Manufacturing Co. Ltd.	47,520	191,648

Real Estate Management and Development 2.1%
Farglory Land Development Co. Ltd.	31,000	77,446
Prince Housing & Development Corp.	117,000	119,786

		197,232
Semiconductors and Semiconductor Equipment 6.9%
CHIPBOND Technology Corp.*	70,000	100,100
Kinsus Interconnect Technology Corp.	23,000	94,223
Radiant Opto-Electronics Corp.	55,575	181,228
RichTek Technology Corp.	400	2,756
Taiwan Semiconductor Manufacturing Co. Ltd.	101,629	257,231

		635,538

Total Taiwan		2,879,115

Total Common Stocks (Cost $6,879,643)		8,792,399

Short-Term Investment 1.0%
United States 1.0%
State Street Institutional Liquid Reserve, 0.15% (a) (Cost $90,786)	90,786	90,786

Total Short-Term Investment		90,786

Total Investments 96.1% (Cost $6,970,429)		8,883,185

Percentages are based on net assets of $9,243,563.

*	Non income-producing security.
(a)	Yield as of June 30, 2011.

Schedule of Investments (Unaudited) - Greater China Fund

as of June 30, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$8,792,399	$—	$8,792,399
Short-Term Investment	—	90,786	—	90,786

Total Investments	$—	$8,883,185	$—	$8,883,185

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2011

Common Stocks 98.6%

	Shares	Value ($)
Australia 6.5%
Beverages 0.5%
Coca-Cola Amatil Ltd.	3,228	39,609

Commercial Banks 0.7%
Westpac Banking Corp.	2,276	54,597

Diversified Telecommunication Services 0.8%
Telstra Corp. Ltd.	19,943	61,928

Food and Staples Retailing 0.4%
Metcash Ltd.	6,412	28,576

Metals and Mining 1.9%
BHP Billiton Ltd.	3,150	148,879

Real Estate Investment Trusts (REITs) 1.8%
Stockland	5,799	21,256
Westfield Group	8,223	76,628
Westfield Retail Trust	14,772	43,002

		140,886
Textiles, Apparel and Luxury Goods 0.4%
Billabong International Ltd.	4,222	27,319

Total Australia		501,794
Canada 0.8%
Commercial Banks 0.8%
Bank of Nova Scotia	1,017	61,266

Total Canada		61,266
China 1.2%
Wireless Telecommunication Services 1.2%
China Mobile Ltd.	10,000	93,179

Total China		93,179
France 7.1%
Diversified Telecommunication Services 0.5%
France Telecom S.A.	1,803	38,356

Insurance 0.9%
SCOR SE	2,374	67,456

Multi-Utilities 1.3%
GDF Suez	1,485	54,346

	Shares	Value ($)
Veolia Environnement S.A.	1,832	51,617

		105,963
Oil, Gas and Consumable Fuels 2.3%
Total S.A.	3,046	176,169

Pharmaceuticals 2.1%
Sanofi-Aventis S.A.	2,025	162,757

Total France		550,701
Germany 1.8%
Chemicals 0.3%
BASF SE	277	27,107

Diversified Telecommunication Services 0.6%
Deutsche Telekom AG	2,774	43,510

Electric Utilities 0.5%
E.ON AG	1,281	36,365

Multi-Utilities 0.4%
RWE AG	579	32,045

Total Germany		139,027
Greece 0.5%
Hotels, Restaurants & Leisure 0.5%
OPAP S.A.	2,687	41,984

Total Greece		41,984
Hong Kong 1.0%
Communications Equipment 0.6%
VTech Holdings Ltd.	3,600	42,964

Real Estate Investment Trusts (REITs) 0.4%
The Link	9,850	33,693

Total Hong Kong		76,657
Ireland 0.5%
Construction Materials 0.5%
CRH PLC	447	9,898
CRH PLC	1,417	31,512

Total Ireland		41,410

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Israel 0.5%
Diversified Telecommunication Services 0.5%
Bezeq Israeli Telecommunication Corp. Ltd.	14,732	37,284

Total Israel		37,284
Italy 2.2%
Electric Utilities 1.6%
Enel SpA	9,025	58,950
Terna - Rete Elettrica Nazionale SpA	13,730	63,802

		122,752
Gas Utilities 0.6%
Snam Rete Gas SpA	8,221	48,668

Total Italy		171,420
Japan 6.6%
Chemicals 0.5%
Shin-Etsu Chemical Co. Ltd.	700	37,547

Commercial Banks 0.5%
Mitsubishi UFJ Financial Group, Inc.	8,100	39,433

Commercial Services and Supplies 0.4%
Secom Co. Ltd.	600	28,815

Diversified Consumer Services 0.3%
Benesse Holdings, Inc.	500	21,518

Food and Staples Retailing 0.3%
Lawson, Inc.	400	21,008

Metals and Mining 0.6%
Sumitomo Metal Mining Co. Ltd.	3,000	49,248

Office Electronics 0.8%
Canon, Inc.	1,400	66,761

Pharmaceuticals 0.7%
Takeda Pharmaceutical Co. Ltd.	1,200	55,501

Road and Rail 0.4%
East Japan Railway Co.	500	28,732

	Shares	Value ($)
Software 0.9%
Oracle Corp. Japan	1,100	47,934
Trend Micro, Inc.	800	24,837

		72,771
Trading Companies and Distributors 0.7%
Mitsubishi Corp.	2,200	55,121

Wireless Telecommunication Services 0.5%
NTT DoCoMo, Inc.	21	37,463

Total Japan		513,918
Mexico 1.0%
Household Products 1.0%
Kimberly-Clark de Mexico SAB de C.V. - A Shares	12,100	79,575

Total Mexico		79,575
Russia 0.9%
Oil, Gas and Consumable Fuels 0.9%
Gazprom OAO, ADR	4,780	69,549

Total Russia		69,549
Singapore 1.2%
Industrial Conglomerates 0.4%
Keppel Corp. Ltd.	3,300	29,859

Real Estate Investment Trusts (REITs) 0.3%
CapitaMall Trust	16,000	24,403

Wireless Telecommunication Services 0.5%
StarHub Ltd.	18,000	40,899

Total Singapore		95,161
Spain 2.4%
Commercial Banks 1.3%
Banco Santander S.A.	9,036	104,261

Diversified Telecommunication Services 0.8%
Telefonica S.A.	2,374	58,054

Machinery 0.3%
Zardoya Otis S.A.	1,385	20,397

Total Spain		182,712

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Sweden 0.7%
Paper and Forest Products 0.5%
Svenska Cellulosa AB - B Shares	2,578	36,300

Textiles, Apparel and Luxury Goods 0.2%
Hennes & Mauritz AB - B Shares	551	18,990

Total Sweden		55,290
Switzerland 3.6%
Food Products 0.3%
Nestle S.A.	392	24,362

Insurance 0.9%
Zurich Financial Services AG*	273	69,000

Pharmaceuticals 2.4%
Novartis AG	1,311	80,309
Roche Holding AG	653	109,246

		189,555

Total Switzerland		282,917
Taiwan 1.5%
Metals and Mining 0.6%
China Steel Corp.	35,867	43,290

Semiconductors and Semiconductor Equipment 0.9%
MediaTek, Inc.	2,001	21,815
Taiwan Semiconductor Manufacturing Co. Ltd.	19,079	48,290

		70,105

Total Taiwan		113,395
United Kingdom 13.6%
Beverages 0.3%
Diageo PLC	1,177	24,049

Commercial Banks 1.8%
HSBC Holdings PLC	14,432	143,173

	Shares	Value ($)
Food and Staples Retailing 0.3%
Tesco PLC	3,480	22,476

Food Products 0.5%
Unilever PLC	1,200	38,725

Insurance 0.9%
Aviva PLC	3,607	25,397
Standard Life PLC	13,789	46,588

		71,985
Media 1.4%
Pearson PLC	2,168	41,067
Reed Elsevier PLC	7,011	63,761

		104,828
Oil, Gas and Consumable Fuels 4.1%
BP PLC	28,388	209,163
Royal Dutch Shell PLC - A Shares	111	3,955
Royal Dutch Shell PLC - B Shares	2,983	106,482

		319,600
Pharmaceuticals 2.1%
GlaxoSmithKline PLC	7,418	158,824

Tobacco 1.4%
British American Tobacco PLC	2,504	109,759

Wireless Telecommunication Services 0.8%
Vodafone Group PLC	22,156	58,882

Total United Kingdom		1,052,301
United States 45.0%
Aerospace and Defense 2.5%
General Dynamics Corp.	700	52,164
Lockheed Martin Corp.	600	48,582
Northrop Grumman Corp.	700	48,545
Raytheon Co.	900	44,865

		194,156
Air Freight and Logistics 1.0%
United Parcel Service, Inc. - Class B	1,100	80,223

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
Beverages 2.8%
Coca-Cola Co.	2,000	134,580
Dr Pepper Snapple Group, Inc.	1,900	79,667

		214,247
Chemicals 1.2%
E. I. du Pont de Nemours & Co.	1,700	91,885

Commercial Banks 2.0%
M&T Bank Corp.	500	43,975
U.S. Bancorp	2,100	53,571
Wells Fargo & Co.	2,100	58,926

		156,472
Commercial Services and Supplies 0.5%
Republic Services, Inc.	1,200	37,020

Distributors 0.5%
Genuine Parts Co.	700	38,080

Diversified Financial Services 0.5%
JPMorgan Chase & Co.	1,000	40,940

Diversified Telecommunication Services 3.0%
AT&T, Inc.	2,300	72,243
CenturyLink, Inc.	2,200	88,946
Verizon Communications, Inc.	1,800	67,014

		228,203
Electric Utilities 2.7%
Duke Energy Corp.	3,800	71,554
Exelon Corp.	1,500	64,260
Southern Co.	1,900	76,722

		212,536
Electrical Equipment 0.9%
Emerson Electric Co.	1,300	73,125

Food and Staples Retailing 1.0%
Sysco Corp.	2,400	74,832

Food Products 0.8%
HJ Heinz Co.	1,100	58,608

	Shares	Value ($)
Health Care Equipment and Supplies 0.5%
Medtronic, Inc.	900	34,677

Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	500	24,880
McDonald’s Corp.	900	75,888

		100,768
Household Products 1.5%
Procter & Gamble Co.	1,800	114,426

Industrial Conglomerates 1.3%
General Electric Co.	5,300	99,958

Insurance 0.5%
Aflac, Inc.	800	37,344

IT Services 1.4%
Automatic Data Processing, Inc.	1,200	63,216
Paychex, Inc.	1,500	46,080

		109,296
Leisure Equipment and Products 0.5%
Mattel, Inc.	1,500	41,235

Media 0.3%
The McGraw-Hill Cos., Inc.	500	20,955

Metals and Mining 0.9%
Nucor Corp.	1,700	70,074

Multi-Utilities 1.1%
Consolidated Edison, Inc.	800	42,592
Wisconsin Energy Corp.	1,400	43,890

		86,482
Oil, Gas and Consumable Fuels 4.2%
Chevron Corp.	1,600	164,544
Exxon Mobil Corp.	2,000	162,760

		327,304
Pharmaceuticals 5.9%
Abbott Laboratories	1,300	68,406
Bristol-Myers Squibb Co.	2,200	63,712
Eli Lilly & Co.	1,000	37,530
Johnson & Johnson	1,600	106,432

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
Merck & Co., Inc.	5,100	179,979

		456,059
Real Estate Investment Trusts (REITs) 0.7%
Corporate Office Properties Trust	1,000	31,110
Washington Real Estate Investment Trust	800	26,016

		57,126
Semiconductors and Semiconductor Equipment 0.9%
Intel Corp.	1,700	37,672
Microchip Technology, Inc.	900	34,119

		71,791
Software 0.5%
Microsoft Corp.	1,600	41,600

Tobacco 4.1%
Altria Group, Inc.	6,200	163,742
Lorillard, Inc.	300	32,661
Philip Morris International, Inc.	1,800	120,186

		316,589

Total United States		3,486,011
Total Common Stocks (Cost $6,407,773)		7,645,551

Rights NM
Spain NM
Machinery NM%
Zardoya Otis S.A., expiring 07/06/2011* (b)	1,385	1,050

Total Spain		1,050
Total Rights (Cost $1,077)		1,050

	Shares	Value ($)
Short-Term Investment 0.7%
United States 0.7%
State Street Institutional Liquid Reserve, 0.15% (a) (Cost $53,842)	53,842	53,842

Total Short-Term Investment		53,842

Total Investments 99.3% (Cost $6,462,692)		7,700,443

Percentages are based on net assets of $7,751,215.

*	Non income-producing security.
(a)	Yield as of June 30, 2011.
(b)	Bonus rights which entitle the holder to 1 new shares for every 20 old shares exercised.

ADR	— American Depositary Receipt.
NM	— Not Material less than 0.05%.

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,696,401	$3,949,150	$—	$7,645,551
Rights	1,050	—	—	1,050
Short-Term Investment	—	53,842	—	53,842

Total Investments	$3,697,451	$4,002,992	$—	$7,700,443

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of June 30, 2011

Common Stocks 78.2%

	Shares	Value ($)
Brazil 8.8%
Commercial Banks 2.2%
Banco do Brasil S.A.	14,300	256,560

Food Products 1.5%
Cosan SA Industria e Comercio	11,100	174,965

Household Durables 1.8%
PDG Realty S.A. Empreendimentos e Participacoes	35,900	202,198

Road and Rail 2.1%
Localiza Rent a Car SA	13,800	246,705

Specialty Retail 1.2%
Cia Hering	6,100	140,320

Total Brazil		1,020,748
China 9.0%
Commercial Banks 1.5%
Industrial & Commercial Bank of China Ltd. - H Shares	236,180	180,841

Computers and Peripherals 2.0%
Lenovo Group Ltd.	402,000	230,954

Electrical Equipment 1.5%
Dongfang Electric Corp. Ltd.	46,800	173,641

Oil, Gas and Consumable Fuels 4.0%
CNOOC Ltd.	195,000	459,120

Total China		1,044,556
Hong Kong 2.9%
Hotels, Restaurants & Leisure 1.0%
SJM Holdings Ltd.	46,000	109,937

Insurance 1.9%
China Taiping Insurance Holdings Co. Ltd.*	98,400	221,992

Total Hong Kong		331,929

	Shares	Value ($)
India 2.0%
IT Services 2.0%
Infosys Technologies Ltd., ADR	3,500	228,305

Total India		228,305
Indonesia 2.0%
Commercial Banks 2.0%
Bank Mandiri Tbk PT	282,000	237,717

Total Indonesia		237,717
Korea, Republic of 14.6%
Auto Components 3.1%
Hyundai Mobis	941	353,128

Commercial Banks 2.0%
Industrial Bank of Korea	13,020	227,559

Construction and Engineering 1.4%
Samsung Engineering Co. Ltd.	672	161,229

Electronic Equipment and Instruments 1.1%
LG Display Co. Ltd.	4,760	132,444

Insurance 1.8%
Korean Reinsurance Co.	16,080	210,442

Semiconductors and Semiconductor Equipment 5.2%
Samsung Electronics Co. Ltd., GDR, 144A	1,552	601,555

Total Korea, Republic of		1,686,357
Malaysia 4.5%
Commercial Banks 1.8%
CIMB Group Holdings Bhd	70,600	209,096

Wireless Telecommunication Services 2.7%
Axiata Group Bhd	191,525	317,977

Total Malaysia		527,073
Mexico 7.0%
Chemicals 2.3%
Mexichem SAB de CV	67,200	272,163

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Mexico (continued)
Commercial Banks 2.0%
Grupo Financiero Banorte SAB de CV	50,100	227,469

Wireless Telecommunication Services 2.7%
America Movil SAB de C.V. - Series L	228,200	307,749

Total Mexico		807,381
Peru 2.1%
Commercial Banks 2.1%
Credicorp Ltd.	2,800	241,080

Total Peru		241,080
Russia 8.8%
Metals and Mining 2.5%
MMC Norilsk Nickel, ADR*	10,947	286,811

Oil, Gas and Consumable Fuels 5.1%
Gazprom OAO, ADR	27,344	397,855
LUKOIL OAO, ADR	3,070	195,713

		593,568
Pharmaceuticals 1.2%
Pharmstandard - S Shares, GDR,144A	6,300	143,640

Total Russia		1,024,019
South Africa 5.0%
Pharmaceuticals 2.4%
Aspen Pharmacare Holdings Ltd.*	22,447	278,748

Wireless Telecommunication Services 2.6%
MTN Group Ltd.	13,831	294,699

Total South Africa		573,447
Taiwan 5.5%
Commercial Banks 1.2%
Chinatrust Financial Holding Co. Ltd.	150,416	131,328

	Shares	Value ($)
Computers and Peripherals 1.9%
Wistron Corp.	125,000	222,837

Semiconductors and Semiconductor Equipment 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,132	279,085

Total Taiwan		633,250
Thailand 3.9%
Commercial Banks 1.5%
Kasikornbank PCL, NVDR	43,000	172,959

Food and Staples Retailing 2.4%
CP ALL PCL	196,900	283,574

Total Thailand		456,533
Turkey 2.1%
Commercial Banks 2.1%
Turkiye Garanti Bankasi AS	52,844	239,720

Total Turkey		239,720
Total Common Stocks (Cost $7,130,290)		9,052,115

Preferred Stocks 13.9%
Brazil 13.9%
Commercial Banks 2.4%
Itau Unibanco Holding S.A., ADR	11,554	269,851

Independent Power Producers and Energy Traders 1.6%
AES Tiete S.A.	11,600	187,901

Metals and Mining 4.0%
Vale S.A. - A Shares	16,132	461,431

Oil, Gas and Consumable Fuels 3.7%
Petroleo Brasileiro S.A.	28,200	428,606

Wireless Telecommunication Services 2.2%
Tim Participacoes S.A.	52,438	253,681

Total Brazil		1,601,470
Total Preferred Stocks (Cost $1,233,429)		1,601,470

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of June 30, 2011

	Shares	Value ($)
Participatory Notes 4.1%
India 4.1%
Automobiles 1.1%
Maruti Suzuki India Ltd., American Style call warrants, expiring 08/11/14, 144A (a)	5,180	134,546

Diversified Financial Services 1.5%
Infrastructure Development Finance Co. Ltd., American Style call warrants, expiring 01/24/13, 144A (b)	40,155	117,853
Infrastructure Development Finance Co. Ltd., American Style call warrants, expiring 03/18/14, 144A (a)	18,259	53,556

		171,409
Metals and Mining 1.5%
Tata Steel Ltd., American Style all warrants, expiring 12/28/12, 144A (a)	12,583	171,771

Total India		477,726
Total Participatory Notes (Cost $501,176)		477,726

Short-Term Investment 3.8%
United States 3.8%
State Street Institutional Liquid Reserve, 0.15% (c) (Cost $438,649)	438,649	438,649

Total Short-Term Investment		438,649

Total Investments 100.0% (Cost $9,303,544)		11,569,960

Percentages are based on net assets of $11,574,721.

*	Non income-producing security.
(a)	American Style call warrants issued by Morgan Stanley Asia Products.
(b)	American Style call warrants issued by JPMorgan International.
(c)	Yield as of June 30, 2011.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $1,222,921 or 10.6% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depositary Receipt.

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of June 30, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,342,107	$4,710,008	$—	$9,052,115
Preferred Stocks	1,601,470	—	—	1,601,470
Participatory Notes	—	477,726	—	477,726
Short-Term Investment	—	438,649	—	438,649

Total Investments	$5,943,577	$5,626,383	$—	$11,569,960

Schedule of Investments (Unaudited) - Global Alpha Equity Fund

as of June 30, 2011

Common Stocks 96.3%

	Shares	Value ($)
Brazil 4.5%
Household Durables 2.1%
PDG Realty S.A. Empreendimentos e Participacoes	26,600	149,818

Wireless Telecommunication Services 2.4%
Tim Participacoes S.A., ADR	3,633	178,780

Total Brazil		328,598
Canada 1.8%
Oil, Gas and Consumable Fuels 1.8%
Suncor Energy, Inc.	3,300	129,338

Total Canada		129,338
China 1.7%
Real Estate Management and Development 1.7%
Country Garden Holdings Co.	290,000	128,004

Total China		128,004
Denmark 2.6%
Beverages 2.6%
Carlsberg A/S - B Shares	1,713	186,398

Total Denmark		186,398
France 2.0%
Media 2.0%
Vivendi	5,358	148,998

Total France		148,998
Germany 4.9%
Automobiles 2.8%
Daimler AG	2,754	207,269

Semiconductors and Semiconductor Equipment 2.1%
Aixtron AG	4,474	152,692

Total Germany		359,961

	Shares	Value ($)
Hong Kong 4.4%
Insurance 2.0%
AIA Group Ltd.*	41,000	142,960

Real Estate Management and Development 2.4%
Sun Hung Kai Properties Ltd.	12,000	174,665

Total Hong Kong		317,625
Italy 2.1%
Oil, Gas and Consumable Fuels 2.1%
ENI SpA	6,329	150,038

Total Italy		150,038
Japan 6.0%
Commercial Banks 1.8%
Mitsubishi UFJ Financial Group, Inc.	26,600	129,496

Household Durables 2.1%
Sony Corp.	5,700	150,877

Insurance 2.1%
Dai-ichi Life Insurance Co. Ltd.	112	156,819

Total Japan		437,192
Korea, Republic of 1.9%
Semiconductors and Semiconductor Equipment 1.9%
Samsung Electronics Co. Ltd., GDR, 144A	351	136,048

Total Korea, Republic of		136,048
Netherlands 2.5%
Computers and Peripherals 2.5%
Gemalto NV	3,811	182,212

Total Netherlands		182,212
Russia 2.0%
Oil, Gas and Consumable Fuels 2.0%
Gazprom OAO, ADR	10,301	149,880

Schedule of Investments (Unaudited) - Global Alpha Equity Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Russia (continued)
Total Russia		149,880
Singapore 1.7%
Food Products 1.7%
Golden Agri-Resources Ltd.	224,000	124,486

Total Singapore		124,486
South Africa 3.3%
Metals and Mining 3.3%
Harmony Gold Mining Co. Ltd.	18,078	239,707

Total South Africa		239,707
Switzerland 14.8%
Capital Markets 2.9%
Credit Suisse Group AG*	5,345	207,751

Chemicals 2.6%
Syngenta AG*	558	188,370

Construction and Engineering 2.9%
Foster Wheeler AG*	7,015	213,115

Electrical Equipment 2.5%
ABB Ltd.*	7,065	183,205

Energy Equipment and Services 1.8%
Weatherford International Ltd.*	7,100	133,125

Textiles, Apparel and Luxury Goods 2.1%
Cie Financiere Richemont S.A.	2,317	151,724

Total Switzerland		1,077,290
United Kingdom 2.6%
Oil, Gas and Consumable Fuels 2.6%
Cairn Energy PLC*	28,134	187,309

Total United Kingdom		187,309

	Shares	Value ($)
United States 37.5%
Aerospace and Defense 2.6%
Spirit AeroSystems Holdings, Inc. - Class A*	8,700	191,400

Chemicals 2.8%
Calgon Carbon Corp.*	11,800	200,600

Commercial Banks 2.1%
Fifth Third Bancorp	11,800	150,450

Commercial Services and Supplies 2.7%
Republic Services, Inc.	6,491	200,247

Computers and Peripherals 1.9%
Apple, Inc.*	416	139,639

Diversified Financial Services 2.8%
JPMorgan Chase & Co.	5,032	206,010

Health Care Providers and Services 7.1%
CIGNA Corp.	3,000	154,290
DaVita, Inc.*	1,800	155,898
HCA Holdings, Inc.*	6,219	205,227

		515,415
Internet Software and Services 2.4%
Google, Inc. - Class A*	347	175,714

Machinery 2.2%
AGCO Corp.*	3,294	162,592

Oil, Gas and Consumable Fuels 2.5%
Apache Corp.	1,500	185,085

Pharmaceuticals 2.7%
Abbott Laboratories	3,700	194,694

Software 1.6%
ANSYS, Inc.*	2,100	114,807

Textiles, Apparel and Luxury Goods 2.0%
Polo Ralph Lauren Corp.	1,100	145,871

Tobacco 2.1%
Philip Morris International, Inc.	2,300	153,571

Total United States		2,736,095
Total Common Stocks (Cost $6,239,353)		7,019,179

Schedule of Investments (Unaudited) - Global Alpha Equity Fund

as of June 30, 2011

	Shares	Value ($)
Short-Term Investment 4.0%
United States 4.0%
State Street Institutional Liquid Reserve, 0.15% (a) (Cost $288,075)	288,075	288,075

Total Short-Term Investment		288,075

Total Investments 100.3% (Cost $6,527,428)		7,307,254

Percentages are based on net assets of $7,285,646.

*	Non income-producing security.
(a)	Yield as of June 30, 2011.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $136,048 or 1.9% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Schedule of Investments (Unaudited) - Global Alpha Equity Fund

as of June 30, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,826,199	$3,192,980	$—	$7,019,179
Short-Term Investment	—	288,075	—	288,075

Total Investments	$3,826,199	$3,481,055	$—	$7,307,254

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of June 30, 2011

Common Stocks 98.9%

	Shares	Value ($)
Australia 5.0%
Food Products 0.7%
GrainCorp Ltd.	5,850	52,332

Metals and Mining 3.2%
Iluka Resources Ltd.	4,310	78,189
Rio Tinto Ltd.	1,715	153,332

		231,521
Real Estate Management and Development 1.1%
Lend Lease Group	7,890	76,261

Total Australia		360,114
Austria 0.7%
Metals and Mining 0.7%
Voestalpine AG	970	53,545

Total Austria		53,545
Canada 5.4%
Food Products 1.1%
Saputo, Inc.	1,600	77,159

Metals and Mining 1.1%
Lundin Mining Corp.*	10,600	81,332

Oil, Gas and Consumable Fuels 2.3%
Enbridge, Inc.	2,190	71,210
MEG Energy Corp.*	1,735	90,523

		161,733
Pharmaceuticals 0.9%
Valeant Pharmaceuticals International, Inc.	1,250	64,950

Total Canada		385,174
Denmark 1.9%
Pharmaceuticals 1.9%
Novo Nordisk A/S - B Shares	1,070	134,149

Total Denmark		134,149

	Shares	Value ($)
Finland 1.3%
Insurance 1.3%
Sampo Oyj - A Shares	2,885	93,149

Total Finland		93,149
France 6.1%
Building Products 1.3%
Cie de St-Gobain	1,420	91,961

Chemicals NM%
Air Liquide S.A.	1	143

Communications Equipment 1.6%
Alcatel-Lucent*	20,260	116,964

Construction and Engineering 1.0%
Eiffage S.A.	1,070	70,806

Food Products 2.2%
Danone	2,110	157,436

Total France		437,310
Germany 13.5%
Automobiles 1.9%
Bayerische Motoren Werke AG	1,400	139,505

Chemicals 2.9%
BASF SE	995	97,371
Linde AG	625	109,579

		206,950
Food Products 1.0%
Suedzucker AG	2,050	72,847

Health Care Providers and Services 1.0%
Fresenius Medical Care AG & Co. KGaA	950	71,027

Industrial Conglomerates 2.0%
Siemens AG	1,070	146,916

Machinery 1.0%
GEA Group AG	2,000	71,518

Semiconductors and Semiconductor Equipment 1.5%
Infineon Technologies AG	9,410	105,591

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Germany (continued)
Software 2.2%
SAP AG	2,560	154,834

Total Germany		969,188
Hong Kong 5.5%
Hotels, Restaurants & Leisure 2.1%
Sands China Ltd.*	31,600	85,690
Wynn Macau Ltd.	20,000	66,023

		151,713
Insurance 2.1%
AIA Group Ltd.*	42,600	148,539

Specialty Retail 1.3%
Luk Fook Holdings International Ltd.	19,000	92,258

Total Hong Kong		392,510
Italy 5.4%
Auto Components 1.4%
Pirelli & C. SpA	9,470	102,328

Automobiles 1.1%
Piaggio & C. SpA	17,605	73,733

Energy Equipment and Services 1.3%
Saipem SpA	1,820	93,964

Textiles, Apparel and Luxury Goods 1.6%
Tod’s SpA	850	113,652

Total Italy		383,677
Japan 17.6%
Automobiles 1.1%
Nissan Motor Co. Ltd.	7,700	80,829

Building Products 1.4%
JS Group Corp.	4,000	103,075

Chemicals 2.4%
Nitto Denko Corp.	1,400	71,114
Toray Industries, Inc.	14,000	103,611

		174,725

	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.3%
Hitachi Ltd.	16,000	94,580

Health Care Equipment and Supplies 1.2%
Olympus Corp.	2,600	87,632

Internet and Catalog Retail 0.7%
Start Today Co. Ltd.	2,600	51,971

Machinery 2.9%
FANUC Ltd.	700	116,726
Komatsu Ltd.	2,900	90,229

		206,955
Media 1.1%
CyberAgent, Inc.	22	77,080

Metals and Mining 1.1%
Daido Steel Co. Ltd.	12,000	80,329

Oil, Gas and Consumable Fuels 1.2%
Idemitsu Kosan Co. Ltd.	800	85,447

Real Estate Management and Development 1.1%
Daito Trust Construction Co. Ltd.	900	76,435

Trading Companies and Distributors 1.0%
Sumitomo Corp.	5,000	68,150

Wireless Telecommunication Services 1.1%
KDDI Corp.	11	79,146

Total Japan		1,266,354
Netherlands 1.4%
Diversified Financial Services 1.4%
ING Groep NV*	8,230	101,520

Total Netherlands		101,520
New Zealand 1.2%
Construction Materials 1.2%
Fletcher Building Ltd.	12,380	88,270

Total New Zealand		88,270
Singapore 1.6%
Industrial Conglomerates 1.6%
Keppel Corp. Ltd.	12,700	114,913

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Singapore (continued)
Total Singapore		114,913
Spain 0.7%
Food Products 0.7%
Viscofan S.A.	1,310	52,191

Total Spain		52,191
Sweden 3.4%
Commercial Banks 1.8%
Swedbank AB - A Shares	7,785	130,755

Machinery 1.6%
Atlas Copco AB - A Shares	4,180	110,040

Total Sweden		240,795
Switzerland 6.6%
Capital Markets 0.7%
UBS AG*	2,865	52,243

Electrical Equipment 2.1%
ABB Ltd.*	5,680	147,290

Food Products 2.8%
Nestle S.A.	3,255	202,296

Pharmaceuticals 1.0%
Roche Holding AG	420	70,266

Total Switzerland		472,095
United Kingdom 21.6%
Beverages 2.3%
Diageo PLC	7,990	163,253

Biotechnology 0.8%
Amarin Corp. PLC, ADR*	3,970	57,446

Commercial Banks 2.4%
HSBC Holdings PLC	17,720	175,792

Electronic Equipment and Instruments 1.1%
Spectris PLC	3,020	77,167

Media 2.0%
Pearson PLC	2,960	56,070

	Shares	Value ($)
Virgin Media, Inc.	2,820	84,402

		140,472
Metals and Mining 3.6%
BHP Billiton PLC	6,585	258,102

Oil, Gas and Consumable Fuels 2.0%
BG Group PLC	6,480	147,067

Pharmaceuticals 1.7%
Shire PLC	3,830	119,564

Semiconductors and Semiconductor Equipment 1.3%
ARM Holdings PLC	9,980	94,386

Textiles, Apparel and Luxury Goods 1.6%
Burberry Group PLC	5,035	117,064

Tobacco 2.8%
British American Tobacco PLC	4,585	200,976

Total United Kingdom		1,551,289
Total Common Stocks (Cost $5,937,681)		7,096,243

Short-Term Investment 1.7%
United States 1.7%
State Street Institutional Liquid Reserve, 0.15% (a) (Cost $120,959)	120,959	120,959

Total Short-Term Investment		120,959

Total Investments 100.6% (Cost $6,058,640)		7,217,202

Percentages are based on net assets of $7,176,710.

*	Non income-producing security.
(a)	Yield as of June 30, 2011.

ADR — American Depositary Receipt.

NM — Not Material less than 0.05%.

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of June 30, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$527,023	$6,569,220	$—	$7,096,243
Short-Term Investment	—	120,959	—	120,959

Total Investments	$527,023	$6,690,179	$—	$7,217,202

Schedule of Investments (Unaudited) - International Equity Fund

as of June 30, 2011

Common Stocks 68.3%

	Shares	Value ($)
France 10.3%
Automobiles 1.9%
Renault S.A.	2,550	150,975

Commercial Banks 2.1%
Societe Generale S.A.	2,931	173,725

Construction and Engineering 2.8%
Bouygues S.A.	5,200	228,613

Food Products 1.7%
Danone	1,800	134,306

Media 1.8%
Lagardere S.C.A.	3,400	143,658

Total France		831,277
Germany 13.3%
Automobiles 1.8%
Daimler AG	2,000	150,522

Diversified Financial Services 2.0%
Deutsche Boerse AG	2,100	159,376

Electric Utilities 1.7%
E.ON AG	5,000	141,940

Health Care Providers and Services 1.2%
Fresenius SE	900	93,937

Industrial Conglomerates 2.9%
Siemens AG	1,700	233,418

Textiles, Apparel and Luxury Goods 3.7%
Adidas AG	1,600	126,912
Puma AG Rudolf Dassler Sport	550	173,982

		300,894

Total Germany		1,080,087
Italy 3.2%
Commercial Banks 1.4%
Intesa Sanpaolo SpA	42,000	111,694

Oil, Gas and Consumable Fuels 1.8%
ENI SpA	6,300	149,351

Total Italy		261,045

	Shares	Value ($)
Luxembourg 2.2%
Metals and Mining 2.2%
ArcelorMittal	5,200	180,946

Total Luxembourg		180,946
Netherlands 2.6%
Diversified Financial Services 1.5%
ING Groep NV*	9,800	120,886

Diversified Telecommunication Services 1.1%
Koninklijke KPN NV	5,900	85,763

Total Netherlands		206,649
Norway 1.5%
Oil, Gas and Consumable Fuels 1.5%
StatoilHydro ASA	4,800	121,539

Total Norway		121,539
Peru 1.4%
Commercial Banks 1.4%
Credicorp Ltd.	1,300	111,930

Total Peru		111,930
Spain 1.4%
Commercial Banks 1.4%
Banco Santander S.A.	10,000	115,384

Total Spain		115,384
Sweden 2.6%
Household Durables 2.6%
Husqvarna AB - B Shares	31,500	208,449

Total Sweden		208,449
Switzerland 12.1%
Capital Markets 1.9%
UBS AG*	8,400	153,175

Food Products 3.1%
Nestle S.A.	4,000	248,597

Pharmaceuticals 5.4%
Novartis AG	3,150	192,961

Schedule of Investments (Unaudited) - International Equity Fund

as of June 30, 2011

Common Stocks (continued)

	Shares	Value ($)
Switzerland (continued)
Roche Holding AG	1,450	242,584

		435,545
Semiconductors and Semiconductor Equipment 1.7%
STMicroelectronics NV	14,300	142,518

Total Switzerland		979,835
United Kingdom 17.7%
Commercial Banks 2.6%
Lloyds Banking Group PLC*	152,000	119,436
Standard Chartered PLC	3,400	89,344

		208,780
Food and Staples Retailing 2.3%
Tesco PLC	29,000	187,296

Industrial Conglomerates 2.0%
Cookson Group PLC	15,200	164,071

Insurance 0.9%
RSA Insurance Group PLC	34,000	73,553

Media 2.0%
Reed Elsevier PLC	18,000	163,699

Metals and Mining 3.8%
Anglo American PLC	3,700	183,364
BHP Billiton PLC	3,100	121,506

		304,870
Oil, Gas and Consumable Fuels 1.9%
Royal Dutch Shell PLC - A Shares	4,350	155,000

Tobacco 2.2%
British American Tobacco PLC	4,000	175,334

Total United Kingdom		1,432,603
Total Common Stocks (Cost $4,840,140)		5,529,744

	Shares	Value ($)
Mutual Funds 31.1%
United States 31.1%
Asia Pacific ex Japan Fund- Institutional Shares (a)	35,276	558,770
iShares MSCI All Peru Capped Index Fund	2,800	105,336
The Japan Fund-Institutional Shares (a)	179,999	1,848,592
Total United States		2,512,698

Total Mutual Funds (Cost $2,010,965)		2,512,698

Short-Term Investment 0.8%
United States 0.8%
State Street Institutional Liquid Reserve, 0.15% (b) (Cost $63,211)	63,211	63,211

Total Short-Term Investment		63,211

Total Investments 100.2% (Cost $6,914,316)		8,105,653

Percentages are based on net assets of $8,091,998.

*	Non income-producing security.
(a)	Affiliated issuer.
(b)	Yield as of June 30, 2011.

Schedule of Investments (Unaudited) - International Equity Fund

as of June 30, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$111,930	$5,417,814	$—	$5,529,744
Mutual Funds	2,512,698	—	—	2,512,698
Short-Term Investment	—	63,211	—	63,211

Total Investments	$2,624,628	$5,481,025	$—	$8,105,653

Notes to Schedule of Investments

A. Organization

Nomura Partners Funds, Inc. (originally incorporated as The Japan Fund, Inc.) (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation currently consists of the following nine series: The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund, Global Alpha Equity Fund, International Growth Equity Fund and International Equity Fund (individually a “Fund” and collectively, the “Funds”). Each Fund is classified as a diversified series of the Corporation under the 1940 Act, except for India Fund and Greater China Fund which are non-diversified.

B. Summary of Significant Accounting Policies

The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liablities. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date these schedules of investments were issued, and have determined that there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies:

Security Valuation. Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter (“OTC”), are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods (the “Fair Value Procedures”) approved by the Board of Directors (the “Board”). In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

Debt securities are priced based upon valuations provided by independent, third party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Participatory notes are valued based on the current day’s price of the underlying securities if a quoted price is not available.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. Dollars is calculated by converting the Local Currency into U.S. Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s primary pricing source is not able or willing to provide a price; (vi) trading of the security is subject to local government-imposed restrictions; and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate NAVs, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Funds' Fair Value Procedures.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. The Fair Value Procedures, therefore, include a procedure whereby foreign securities’ prices may be “fair valued” by an independent pricing service, in accordance with a valuation policy approved by the Board to take those factors into account. At June 30, 2011, foreign securities representing the following percentages of net assets of the Funds were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs within the valuation inputs disclosure on each Fund’s Schedule of Investments:

Fund
The Japan Fund	97.7%
Asia Pacific ex Japan Fund	88.3%
India Fund	94.2%
Greater China Fund	95.1%
Global Equity Income Fund	50.9%
Global Emerging Markets Fund	44.8%
Global Alpha Equity Fund	43.8%
International Growth Equity Fund	91.5%
International Equity Fund	67.0%

Pursuant to the Fair Value Procedures for the Funds, the Board has delegated day-to-day responsibility for fair value determinations to the Corporation’s Fair Value Committee. Fair value determinations are subject to review, approval or ratification by the Board. At June 30, 2011, the total value of securities held that were fair valued using methods determined in good faith by the Corporation’s Fair Value Committee represented less than 0.01% of net assets for the Global Emerging Markets Fund. These securities are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments. At June 30, 2011, no other Funds had fair value determinations other than noted above.

There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that the Fair Value Procedures will prevent dilution of a Fund’s NAV by short term traders.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 – quoted unadjusted prices for identical instruments in active markets to which a Fund has access at the date of measurement.

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect a Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. Each Fund may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of June 30, 2011, based on the valuation input Levels on September 30, 2010 for the Funds.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Real Estate Investment Trusts. Each Fund is permitted to invest in real estate investment trusts (“REIT”s). If a Fund invests in a REIT, such Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Restricted Securities. Each Fund is permitted to invest in restricted securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Participatory Notes. Each Fund may invest in participatory notes, which function similar to American Depositary Receipts (“ADRs”) except that non-U.S.-based brokerages, rather than U.S. banks, are depositories for non-U.S.-based securities on behalf of foreign investors. Non-U.S.-based brokerages buy locally-based securities and then issue participatory notes to foreign investors. Any dividends and capital gains collected from the underlying securities are remitted to the foreign investor. However, unlike ADRs, participatory notes are subject to credit risk based on the uncertainty of the counterparty’s (i.e., the non-U.S.-based brokerage’s) ability to meet its obligations.

Foreign Currency. The books and records of the Funds are maintained in U.S. Dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into U.S. Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts as hedges against specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded, as the Funds do not intend to hold the contracts to maturity. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal tax purposes. As of June 30, 2011, there were no forward foreign currency contracts outstanding.

C. Affiliated Holdings

Affiliated holdings are mutual funds which are managed by Nomura Asset Management U.S.A. Inc. (“NAM USA”) or an affiliate of NAM USA or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, NAM USA was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated companies during the period ended June 30, 2011 were as follows:

Affiliated Fund Name	Balance of Shares Held 10/01/10	Gross Additions	Gross Reductions	Balance of Shares Held 6/30/11	Fair Value at 6/30/11	Dividend Income	Realized Capital Gain/Loss
International Equity Fund:
The Japan Fund	129,638	$1,171,207	$754,734	179,999	$1,848,592	$6,207	$54,282
Asia Pacific ex- Japan Fund	70,621	103,013	668,210	35,276	558,770	103,013	4,361
Total	200,259	$1,274,220	$1,422,944	215,275	$2,407,362	$109,220	$58,643

D. Tax Basis of Investments

Cost of investments for Federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) on investments at June 30, 2011 consists of:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
The Japan Fund	$142,804,347	$31,499,107	$35,785,357	$(4,286,250)
Asia Pacific ex Japan Fund	13,521,228	2,744,053	3,049,410	(305,357)
India Fund	9,946,474	1,870,663	2,160,330	(289,667)
Greater China Fund	6,970,429	1,912,756	2,190,616	(277,860)
Gobal Equity Income Fund	6,462,692	1,237,751	1,336,023	(98,272)
Global Emerging Markets Fund	9,303,544	2,266,416	2,541,270	(274,854)
Global Alpha Equity Fund	6,527,428	779,826	990,223	(210,397)
International Growth Equity Fund	6,058,640	1,158,562	1,222,295	(63,733)
International Equity Fund	6,914,316	1,191,337	1,281,619	(90,282)

E. Principal Risks of Investing in the Funds

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for U.S. Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Fund of Funds Risk. An investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. A Fund’s performance will reflect the investment performance of the underlying funds it holds. Each underlying fund pays its own management fees and also pays other operating expenses. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds that the Fund holds, although the management fee payable to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees. In addition, one underlying fund may purchase the same securities that another underlying fund sells. If the Fund invests in both underlying funds, it would indirectly bear the costs of these trades.

Please refer to the prospectus for a complete description of risks associated with the Funds.

Item 2.	Controls and Procedures

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: August 24, 2011

By (Signature and Title)*	/s/ Trudance L.C. Bakke
Trudance L.C. Bakke
Treasurer and Principal Financial Officer

Date: August 24, 2011

*	Print the name and title of each signing officer under his or her signature.